As filed with the Securities and Exchange Commission on March 19, 2013

1933 Act File No. 002-22019

1940 Act File No. 811-01241

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT of 1933 ☐
POST-EFFECTIVE AMENDMENT NO. 147 ☒
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☐
AMENDMENT NO. 120 ☒

EATON VANCE GROWTH TRUST
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

(617) 482-8260
(Registrant’s Telephone Number)

MAUREEN A. GEMMA
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):
☒	immediately upon filing pursuant to paragraph (b)	☐	on (date) pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (b)	☐	75 days after filing pursuant to paragraph (a)(2)
☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(2)
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

The Prospectus (Part A) and Statement of Additional Information (Part B) for Eaton Vance Atlanta Capital Select Equity Fund (the “Fund”) dated February 1, 2013, as previously filed electronically with the Securities and Exchange Commission on January 29, 2013 (Accession No. 0000940394-13-000145), are incorporated by reference into Parts A and B of this Post-Effective Amendment No. 147 to the Registration Statement of Eaton Vance Growth Trust (the “Amendment”), and Part A and Part B are hereby supplemented as indicated in the Amendment.  This Amendment is being filed to supplement the Prospectus and Statement of Additional Information to add Class C shares of the Fund, a series of the Registrant.

EATON VANCE ATLANTA CAPITAL SELECT EQUITY FUND
Supplement to Prospectus dated February 1, 2013

1.  As of the date of this Supplement, Eaton Vance Atlanta Capital Select Equity Fund now offers Class C Shares.

2.  The following is added to the front cover under “Eaton Vance Atlanta Capital Select Equity Fund”:

Class C Shares - ESECX

3.  The following replaces “Fees and Expenses of the Fund” under “Fund Summaries – Eaton Vance Atlanta Capital Select Equity Fund”:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 28 of the Fund’s Prospectus and page 22 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	1.00%	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees	0.80%	0.80%	0.80%
Distribution and Service (12b-1) Fees	0.25%	1.00%	n/a
Other Expenses (estimated for Class C)	1.52%	1.52%	1.52%
Total Annual Fund Operating Expenses	2.57%	3.32%	2.32%
Expense Reimbursement(1)	(1.37)%	(1.37)%	(1.37)%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.20%	1.95%	0.95%

(1)

The investment adviser and administrator and sub-adviser have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.20% for Class A shares, 1.95% for Class C shares and 0.95% for Class I shares.  This expense reimbursement will continue through January 31, 2014.  Any amendment to or a termination of this reimbursement would require written approval of the Board of Trustees.  The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses, interest expense, taxes or litigation expenses.  Amounts reimbursed may be recouped by the investment adviser and administrator and sub-adviser during the Fund’s current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$ 690	$ 1,205	$ 1,746	$ 3,216	$ 690	$ 1,205	$ 1,746	$ 3,216
Class C shares	$ 298	$ 894	$ 1,613	$ 3,520	$ 198	$ 894	$ 1,613	$ 3,520
Class I shares	$ 97	$ 593	$ 1,115	$ 2,550	$ 97	$ 593	$ 1,115	$ 2550

4.  The following replaces the paragraph following “Purchase and Sale of Fund Shares” under “Fund Summaries – Eaton Vance Atlanta Capital Select Equity Fund”:

You may purchase, redeem or exchange Fund shares on any business day, which is any day the New York Stock Exchange is open for business.  You may purchase, redeem or exchange Fund shares either through your financial intermediary or directly from the Fund either by writing to Eaton Vance Funds, P.O. Box 9653, Providence, RI 02940-9653, or by calling 1-800-262-1122.  The minimum initial purchase or exchange into the Fund is $1,000 for Class A and Class C and $250,000 for Class I (waived in certain circumstances).  There is no minimum for subsequent investments.

March 19, 2013	6695-3/13 ATLPROSPS

EATON VANCE ATLANTA CAPITAL SELECT EQUITY FUND
Supplement to Statement of Additional Information dated February 1, 2013

1.  As of the date of this Supplement, Eaton Vance Atlanta Capital Select Equity Fund now offers Class C Shares.

2.  The following is added to the front cover under “Eaton Vance Atlanta Capital Select Equity Fund”:

Class C Shares - ESECX

3.  The following is added to Appendix C:

No performance or ownership information is shown for Class C shares of Select Equity Fund because they have not been offered prior to the date of this supplement.

March 19, 2013

PART C - OTHER INFORMATION

Item 28.   Exhibits (with inapplicable items omitted)

(a)	(1)	Declaration of Trust dated May 25, 1989, filed as Exhibit (1)(a) to Post-Effective Amendment No. 59 filed August 16, 1995 (Accession No. 0000950156-95-000600) and incorporated herein by reference.
	(2)	Amendment to the Declaration of Trust dated August 18, 1992 filed as Exhibit (1)(b) to Post-Effective Amendment No. 59 filed August 16, 1995 and incorporated herein by reference.
	(3)

Amendment to the Declaration of Trust dated June 23, 1997 filed as Exhibit (1)(c) to Post-Effective Amendment No. 68 filed August 25, 1997 (Accession No. 0000950156-97-000646) and incorporated herein by reference.

	(4)

Amendment to the Declaration of Trust dated August 11, 2008 filed as Exhibit (a)(4) to Post-Effective Amendment No. 102 filed December 24, 2008 (Accession No. 0000940394-08-001633) and incorporated herein by reference.

	(5)

Amendment to Declaration of Trust dated November 14, 2011 filed as Exhibit (a)(5) to Post-Effective Amendment No. 125 filed December 22, 2011 (Accession No. 0000940394-11-001393) and incorporated herein by reference.

	(6)

Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest, Without Par Value, as amended and restated August 6, 2012 filed as Exhibit (a)(6) to Post-Effective Amendment No. 139 filed August 28, 2012 (Accession No. 0000940394-12-000912) and incorporated herein by reference.

(b)

Amended and Restated By-Laws of Eaton Vance Growth Trust adopted April 23, 2012 filed as Exhibit (b) to Post-Effective Amendment No. 137 filed July 18, 2012 (Accession No. 0000940394-12-000814) and incorporated herein by reference.

(c)		Reference is made to Item 28(a) and 28(b) above.
(d)	(1)

Investment Advisory and Administrative Agreement between Eaton Vance Growth Trust, on behalf of Eaton Vance Richard Bernstein Multi-Market Equity Strategy Fund (now Eaton Vance Richard Bernstein Equity Strategy Fund), and Eaton Vance Management dated August 9, 2010 filed as Exhibit (d)(3) to Post-Effective Amendment No. 111 filed October 12, 2010 (Accession No. 0000940394-10-001024) and incorporated herein by reference.

	(2)

Investment Sub-Advisory Agreement between Eaton Vance Management and Richard Bernstein Advisors LLC for Eaton Vance Richard Bernstein Multi-Market Equity Strategy Fund (now Eaton Vance Richard Bernstein Equity Strategy Fund) dated August 9, 2010 filed as Exhibit (d)(4) to Post-Effective Amendment No. 111 filed October 12, 2010 (Accession No. 0000940394-10-001024) and incorporated herein by reference.

	(3)

Investment Advisory and Administrative Agreement between Eaton Vance Growth Trust, on behalf of Eaton Vance Focused Growth Opportunities Fund and Eaton Vance Management dated March 7, 2011 filed as Exhibit (d)(5) to Post-Effective Amendment No. 116 filed March 7, 2011 (Accession No. 0000940394-11-000350) and incorporated herein by reference.

	(4)

Investment Advisory and Administrative Agreement between Eaton Vance Growth Trust, on behalf of Eaton Vance Focused Value Opportunities Fund and Eaton Vance Management dated March 7, 2011 filed as Exhibit (d)(6) to Post-Effective Amendment No. 116 filed March 7, 2011 (Accession No. 0000940394-11-000350) and incorporated herein by reference.

(5)

Investment Advisory and Administrative Agreement between Eaton Vance Growth Trust, on behalf of Eaton Vance Richard Bernstein All Asset Strategy Fund, and Eaton Vance Management dated September 30, 2011 filed as Exhibit (d)(7) to Post-Effective Amendment No. 121 filed September 29, 2011 (Accession No. 0000940394-11-001076) and incorporated herein by reference.

(6)

Investment Sub-Advisory Agreement between Eaton Vance Management and Richard Bernstein Advisors LLC for Eaton Vance Richard Bernstein All Asset Strategy Fund dated September 30, 2011 filed as Exhibit (d)(8) to Post-Effective Amendment No. 121 filed September 29, 2011 (Accession No. 0000940394-11-001076) and incorporated herein by reference.

(7)

Investment Advisory and Administrative Agreement between Eaton Vance Growth Trust, on behalf of Eaton Vance Atlanta Capital Select Equity Fund, and Eaton Vance Management dated December 30, 2011 filed as Exhibit (d)(9) to Post-Effective Amendment No. 126 filed December 23, 2011 (Accession No. 0000940394-11-001429) and incorporated herein by reference.

(8)

Investment Sub-Advisory Agreement between Eaton Vance Management and Atlanta Capital Management Company, LLC for Eaton Vance Atlanta Capital Select Equity Fund dated December 30, 2011 filed as Exhibit (d)(10) to Post-Effective Amendment No. 126 filed December 23, 2011 (Accession No. 0000940394-11-001429) and incorporated herein by reference.

(9)

Investment Advisory and Administrative Agreement between Eaton Vance Growth Trust, on behalf of Eaton Vance Global Natural Resources Fund, and Eaton Vance Management dated April 30, 2012 filed as Exhibit (d)(11) to Post-Effective Amendment No. 132 filed April 27, 2012 (Accession No. 0000940394-12-000499) and incorporated herein by reference.

(10)

Investment Sub-Advisory Agreement between Eaton Vance Management and AGF Investments America Inc. for Eaton Vance Global Natural Resources Fund dated April 30, 2012 filed as Exhibit (d)(12) to Post-Effective Amendment No. 132 filed April 27, 2012 (Accession No. 0000940394-12-000499) and incorporated herein by reference.

(11)

Investment Advisory Agreement between Eaton Vance Growth Trust, on behalf of Eaton Vance Atlanta Capital Focused Growth Fund, and Boston Management and Research dated July 20, 2012 filed as Exhibit (d)(11) to Post-Effective Amendment No. 139 filed August 28, 2012 (Accession No. 0000940394-12-000912) and incorporated herein by reference.

(12)

Investment Sub-Advisory Agreement between Boston Management and Research and Atlanta Capital Management Company, LLC for Eaton Vance Atlanta Capital Focused Growth Fund dated July 20, 2012 filed as Exhibit (d)(12) to Post-Effective Amendment No. 139 filed August 28, 2012 (Accession No. 0000940394-12-000912) and incorporated herein by reference.

(13)

Investment Advisory Agreement between Eaton Vance Growth Trust, on behalf of Eaton Vance Greater China Growth Fund, and Boston Management and Research dated July 31, 2012 filed as Exhibit (d)(13) to Post-Effective Amendment No. 139 filed August 28, 2012 (Accession No. 0000940394-12-000912) and incorporated herein by reference.

(14)

Investment Sub-Advisory Agreement between Boston Management and Research and Lloyd George Management (Hong Kong) Limited for Eaton Vance Greater China Growth Fund dated July 31, 2012 filed as Exhibit (d)(14) to Post-Effective Amendment No. 139 filed August 28, 2012 (Accession No. 0000940394-12-000912) and incorporated herein by reference.

(15)

Investment Advisory Agreement between Eaton Vance Growth Trust, on behalf of Eaton Vance Multi-Cap Growth Fund, and Boston Management and Research dated July 24, 2012 filed as Exhibit (d)(15) to Post-Effective Amendment No. 139 filed August 28, 2012 (Accession No. 0000940394-12-000912) and incorporated herein by reference.

	(16)

Investment Advisory and Administrative Agreement between Eaton Vance Growth Trust, on behalf of Eaton Vance Hexavest Emerging Markets Equity Fund, and Eaton Vance Management dated August 29, 2012 filed as Exhibit (d)(16) to Post-Effective Amendment No. 139 filed August 28, 2012 (Accession No. 0000940394-12-000912) and incorporated herein by reference.

	(17)

Investment Sub-Advisory Agreement between Eaton Vance Management and Hexavest Inc. for Eaton Vance Hexavest Emerging Markets Equity Fund dated August 29, 2012 filed as Exhibit (d)(17) to Post-Effective Amendment No. 139 filed August 28, 2012 (Accession No. 0000940394-12-000912) and incorporated herein by reference.

	(18)

Investment Advisory and Administrative Agreement between Eaton Vance Growth Trust, on behalf of Eaton Vance Hexavest Global Equity Fund, and Eaton Vance Management dated August 29, 2012 filed as Exhibit (d)(18) to Post-Effective Amendment No. 139 filed August 28, 2012 (Accession No. 0000940394-12-000912) and incorporated herein by reference.

	(19)

Investment Sub-Advisory Agreement between Eaton Vance Management and Hexavest Inc. for Eaton Vance Hexavest Global Equity Fund dated August 29, 2012 filed as Exhibit (d)(19) to Post-Effective Amendment No. 139 filed August 28, 2012 (Accession No. 0000940394-12-000912) and incorporated herein by reference.

	(20)

Investment Advisory and Administrative Agreement between Eaton Vance Growth Trust, on behalf of Eaton Vance Hexavest International Equity Fund, and Eaton Vance Management dated August 29, 2012 filed as Exhibit (d)(20) to Post-Effective Amendment No. 139 filed August 28, 2012 (Accession No. 0000940394-12-000912) and incorporated herein by reference.

	(21)

Investment Sub-Advisory Agreement between Eaton Vance Management and Hexavest Inc. for Eaton Vance Hexavest International Equity Fund dated August 29, 2012 filed as Exhibit (d)(21) to Post-Effective Amendment No. 139 filed August 28, 2012 (Accession No. 0000940394-12-000912) and incorporated herein by reference.

	(22)

Investment Advisory and Administrative Agreement between Eaton Vance Growth Trust, on behalf of Eaton Vance Hexavest U.S. Equity Fund, and Eaton Vance Management dated August 29, 2012 filed as Exhibit (d)(22) to Post-Effective Amendment No. 139 filed August 28, 2012 (Accession No. 0000940394-12-000912) and incorporated herein by reference.

	(23)

Investment Sub-Advisory Agreement between Eaton Vance Management and Hexavest Inc. for Eaton Vance Hexavest U.S. Equity Fund dated August 29, 2012 filed as Exhibit (d)(23) to Post-Effective Amendment No. 139 filed August 28, 2012 (Accession No. 0000940394-12-000912) and incorporated herein by reference.

(e)	(1)	(a)

Amended and Restated Distribution Agreement between Eaton Vance Growth Trust and Eaton Vance Distributors, Inc. effective August 9, 2010 with attached Schedules A and B dated August 9, 2010 filed as Exhibit (e)(1) to Post-Effective Amendment No. 111 filed October 12, 2010 (Accession No. 0000940394-10-001024) and incorporated herein by reference.

		(b)	Amended Schedule B dated March 19, 2013 to the Amended and Restated Distribution Agreement between Eaton Vance Growth Trust and Eaton Vance Distributors, Inc. filed herewith.
	(2)

Amendment dated April 23, 2012 to the Amended and Restated Distribution Agreement between Eaton Vance Growth Trust and Eaton Vance Distributors, Inc. effective August 9, 2010 filed as Exhibit (e)(2) to Post-Effective Amendment No. 134 filed June 15, 2012 (Accession No. 0000940394-12-000682) and incorporated herein by reference.

	(3)

Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers filed as Exhibit (e)(2) to Post-Effective Amendment No. 85 filed to the Registration Statement of Eaton Vance Special Investment Trust (File Nos. 2-27962, 811-1545) filed April 26, 2007 (Accession No. 0000940394-07-000430) and incorporated herein by reference.

(f)

The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent Trustees.  See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1, 1994).

(g)	(1)

Master Custodian Agreement with State Street Bank & Trust Company dated September 1, 2010 filed as Exhibit (g)(1) to Post-Effective Amendment No. 125 of Eaton Vance Municipals Trust (File Nos. 33-572, 811-4409) filed November 30, 2010 (Accession No. 0000940394-10-001163) and incorporated herein by reference.

	(2)

Amended and Restated Services Agreement with State Street Bank & Trust Company dated September 1, 2010 filed as Exhibit (g)(2) to Post-Effective Amendment No. 108 of Eaton Vance Special Investment Trust (File Nos. 2-27962, 811-1545) filed September 27, 2010 (Accession No. 0000940394-10-001000) and incorporated herein by reference.

	(3)

Amendment Number 1 dated May 16, 2012 to Amended and Restated Services Agreement with State Street Bank & Trust Company dated September 1, 2010 filed as Exhibit (g)(3) to Post-Effective Amendment No. 39 of Eaton Vance Municipals Trust II (File Nos. 033-71320, 811-08134) filed May 29, 2012 (Accession No. 0000940394-12-000641) and incorporated herein by reference.

(h)	(1)

Amended and Restated Administrative Services Agreement between Eaton Vance Growth Trust on behalf of its series listed on Appendix A and Eaton Vance Management dated May 1, 2012 filed as Exhibit (h)(1) to Post-Effective Amendment No. 139 filed August 28, 2012 (Accession No. 0000940394-12-000912) and incorporated herein by reference.

	(2)

Transfer Agency and Shareholder Services Agreement effective September 1, 2011 filed as Exhibit (h)(4) to Post-Effective Amendment No. 121 filed September 29, 2011 (Accession No. 0000940394-11-001076) and incorporated herein by reference.

	(3)

Sub-Transfer Agency Services Agreement effective September 1, 2011 between BNY Mellon Investment Servicing (US) Inc. and Eaton Vance Management filed as Exhibit (h)(5) to Post-Effective Amendment No. 121 filed September 29, 2011 (Accession No. 0000940394-11-001076) and incorporated herein by reference.

	(4)	(a)

Expense Waivers/Reimbursements Agreement between Eaton Vance Management and each of the entities (on behalf of certain of their series) listed on Schedule A dated October 31, 2012 filed as Exhibit (h)(3) to Pre-Effective Amendment No. 1 of Eaton Vance Series Fund, Inc. (File Nos. 333-182175, 811-22714) filed October 24, 2012 (Accession No. 0000940394-12-001034) and incorporated herein by reference.

		(b)	Amended Schedule A dated March 19, 2013 to the Expense Waivers/Reimbursements Agreement dated October 31, 2012 filed herewith.
(i)	(1)

Opinion of Internal Counsel dated August 28, 2012 filed as Exhibit (i) to Post-Effective Amendment No. 139 filed August 28, 2012 (Accession No. 0000940394-12-000912) and incorporated herein by reference.

	(2)		Consent of Internal Counsel dated March 19, 2013 filed herewith.
(j)			Consent of Independent Registered Public Accounting Firm for Eaton Vance Atlanta Capital Select Equity Fund dated March 19, 2013 filed herewith.

(m)	(1)	(a)

Eaton Vance Growth Trust Class A Distribution Plan adopted June 23, 1997 and Amended April 24, 2006 with attached Schedule A filed as Exhibit (m)(1) to Post-Effective Amendment No. 95 filed October 30, 2006 (accession No. 0000940394-06-000845) and incorporated herein by reference.

		(b)

Amended Schedule A to Eaton Vance Growth Trust Class A Distribution Plan effective August 29, 2012 filed as Exhibit (m)(1)(b) to Post-Effective Amendment No. 139 filed August 28, 2012 (Accession No. 0000940394-12-000912) and incorporated herein by reference.

	(2)

Eaton Vance Growth Trust Class A Distribution Plan adopted April 28, 2011 with attached Schedule A effective April 28, 2011 filed as Exhibit (m)(3) to Post-Effective Amendment No. 118 filed May 2, 2011 (Accession No. 0000940394-11-000539) and incorporated herein by reference.

	(3)

Eaton Vance Growth Trust Class B Distribution Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(c) to Post-Effective Amendment No. 68 filed August 25, 1997 and incorporated herein by reference.

	(4)	(a)

Eaton Vance Growth Trust Class C Distribution Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(d) to Post-Effective Amendment No. 68 filed August 25, 1997 and incorporated herein by reference.

		(b)

Amended Schedule A to Eaton Vance Growth Trust Class C Distribution Plan effective August 10, 2009 filed as Exhibit (m)(4)(b) to Post-Effective Amendment No. 105 filed September 29, 2009 (Accession No. 0000940394-09-000758) and incorporated herein by reference.

	(5)	(a)

Eaton Vance Growth Trust Class C Distribution Plan adopted August 9, 2010 with attached Schedule A effective August 9, 2010 filed as Exhibit (m)(7) to Post-Effective Amendment No. 111 filed October 12, 2010 (Accession No. 0000940394-10-001024) and incorporated herein by reference.

		(b)	Amended Schedule A to Eaton Vance Growth Trust Class C Distribution Plan effective March 19, 2013 filed herewith.
	(6)

Eaton Vance Growth Trust Class D Distribution Plan adopted December 11, 2000 with attached Schedule A filed as Exhibit (m)(5) to Post-Effective Amendment No. 76 filed January 22, 2001 (Accession No. 0000940394-01-500025) and incorporated herein by reference.

	(7)	(a)

Eaton Vance Growth Trust Class R Distribution Plan adopted December 10, 2001 with attached Schedule A filed as Exhibit (m)(6) to Post-Effective Amendment No. 78 filed December 21, 2001 and incorporated herein by reference.

		(b)

Amended Schedule A effective June 15, 2009 to Eaton Vance Growth Trust Class R Distribution Plan filed as Exhibit (m)(6)(b) to Post-Effective Amendment No. 104 filed July 30, 2009 (Accession No. 0000940394-09-000578) and incorporated herein by reference.

(n)	(1)

Amended and Restated Multiple Class Plan for Eaton Vance Funds dated March 1, 2013 filed as Exhibit (n) to Post-Effective Amendment No. 128 of Eaton Vance Special Investment Trust (File Nos. 002-27962, 811-01545) filed February 27, 2013 (Accession No. 0000940394-13-000301) and incorporated herein by reference.

	(2)		Schedule A dated March 19, 2013 to Amended and Restated Multiple Class Plan dated March 1, 2013 filed herewith.
(p)	(1)

Code of Ethics adopted by the Eaton Vance Entities and the Eaton Vance Funds effective September 1, 2000, as revised June 1, 2012 filed as Exhibit (p) to Post-Effective Amendment No. 39 of Eaton Vance Municipals Trust II (File Nos. 033-71320, 811-08134) filed May 29, 2012 (Accession No. 0000940394-12-000641) and incorporated herein by reference.

(2)

Code of Ethics adopted by Lloyd George Management Group, which includes:  Lloyd George Management (BVI) Ltd, Lloyd George Investment Management (Bermuda) Ltd, Lloyd George Management (Hong Kong) Ltd, Lloyd George Investment Management (Hong Kong) Limited, Lloyd George Management (Europe) Ltd, Lloyd George Management (Singapore) Pte Ltd and the LGM Funds effective October 2008 filed as Exhibit (p)(2) to Post-Effective Amendment No. 102 filed December 24, 2008 (Accession No. 0000940394-08-001633) and incorporated herein by reference.

	(3)	Code of Ethics adopted by OrbiMed Advisors, LLC effective January 1, 2013 filed herewith.
(4)

Code of Business Conduct and Ethics adopted by Atlanta Capital Management Company, LLC effective January 1, 2006 as revised January 1, 2011 filed as Exhibit (p)(2) to Post-Effective Amendment No. 178 of Eaton Vance Mutual Funds Trust (File Nos. 02-90946, 811-4015) filed August 17, 2011 (Accession No. 0000940394-11-000993) and incorporated herein by reference.

(5)

Code of Ethics adopted August, 2010 by Richard Bernstein Advisors LLC updated March, 2012 filed as Exhibit (p)(6) to Post-Effective Amendment No. 139 filed August 28, 2012 (Accession No. 0000940394-12-000912) and incorporated herein by reference.

(6)

Code of Business Conduct, Ethics and Personal Trading adopted by AGF Investments America Inc. effective February 16, 2012 filed as Exhibit (p)(8) to Post-Effective Amendment No. 132 filed April 27, 2012 (Accession No. 0000940394-12-000499) and incorporated herein by reference.

(7)

Code of Ethics adopted by Hexavest Inc. as revised July 24, 2012 effective August 14, 2012 filed as Exhibit (p)(8) to Post-Effective Amendment No. 139 filed August 28, 2012 (Accession No. 0000940394-12-000912) and incorporated herein by reference.

(q)

Power of Attorney for Eaton Vance Growth Trust and Asian Small Companies Portfolio, Focused Growth Portfolio, Greater China Growth Portfolio, Multi-Cap Growth Portfolio, SMID-Cap Portfolio and Worldwide Health Sciences Portfolio dated March 1, 2013 filed herewith.

Item 29.   Persons Controlled by or Under Common Control

Not applicable

Item 30.    Indemnification

Article IV of the Registrant’s Declaration of Trust permits Trustee and officer indemnification by By-Law, contract and vote.  Article XI of the By-Laws contains indemnification provisions.  Registrant’s Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

The distribution agreement of the Registrant also provides for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

Item 31.    Business and other Connections of Investment Advisers

Reference is made to: (i) the information set forth under the caption “Management and Organization” in the Statement of Additional Information; (ii) the Eaton Vance Corp. Form 10-K filed under the Securities Exchange Act of 1934 (File No. 1-8100); and (iii) the Form ADV of Eaton Vance Management (File No. 801-15930), Boston Management and Research (File No. 801-43127) and Atlanta Capital Management Company, LLC (File No. 801-52179) filed with the Commission, all of which are incorporated herein by reference.

Item 32.    Principal Underwriters

(a)

Registrant’s principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of Eaton Vance Corp., is the principal underwriter for each of the registered investment companies named below:

Eaton Vance Growth Trust Eaton Vance Investment Trust Eaton Vance Managed Income Term Trust Eaton Vance Municipals Trust Eaton Vance Municipals Trust II	Eaton Vance Mutual Funds Trust Eaton Vance Series Fund, Inc. Eaton Vance Series Trust II Eaton Vance Special Investment Trust Eaton Vance Variable Trust

(b)
(1) Name and Principal Business Address*	(2) Positions and Offices with Principal Underwriter	(3) Positions and Offices with Registrant

Julie Andrade	Vice President	None
Brian Arcara	Vice President	None
Michelle Baran	Vice President	None
Ira Baron	Vice President	None
Jeffrey P. Beale	Vice President	None
Brian Blair	Vice President	None
Stephanie H. Brady	Vice President	None
Timothy Breer	Vice President	None
Mark Burkhard	Vice President	None
Eric Caplinger	Vice President	None
Daniel C. Cataldo	Vice President and Treasurer	None
Tiffany Cayarga	Vice President	None
Michael Clark	Vice President	None
Randy Clark	Vice President	None
Adam Cole	Vice President	None
Eric Cooper	Vice President	None
Tyler Cortelezzi	Vice President	None
Patrick Cosgrove	Vice President	None
Peter Crowley	Vice President	None
Roberto Crugnale	Vice President	None
Rob Curtis	Vice President	None
Russell E. Curtis	Vice President and Chief Operations Officer	None
Kevin Dachille	Vice President	None
Kevin Darrow	Vice President	None

Barry Deans	Vice President	None
Derek Devine	Vice President	None
Todd Dickinson	Vice President	None
Brian Dunkley	Vice President	None
James Durocher	Senior Vice President	None
Margaret Egan	Vice President	None
Robert Ellerbeck	Vice President	None
Daniel Ethier	Vice President	None
Troy Evans	Vice President	None
Lawrence L. Fahey	Vice President	None
Thomas E. Faust Jr.	Director	Trustee
Scott Firth	Vice President	None
James Foley	Vice President	None
J. Timothy Ford	Vice President	None
Kathleen Fryer	Vice President	None
Jonathan Futterman	Vice President	None
Anne Marie Gallagher	Vice President	None
Sheri Gilchrist	Vice President	None
Hugh S. Gilmartin	Vice President	None
Charles Glovsky	Vice President	None
Bradford Godfrey	Vice President	None
David Gordon	Vice President	None
John Greenway	Vice President	None
Jorge Gutierrez	Vice President	None
Peter Hartman	Vice President	None
Richard Hein	Vice President	None
Joseph Hernandez	Vice President	None
Dori Hetrick	Vice President	None
Toebe Hinckle	Vice President	None
Suzanne Hingel	Vice President	None
Perry D. Hooker	Vice President	None
Christian Howe	Vice President	None
Laurie G. Hylton	Director	None
Jonathan Isaac	Vice President	None
Adrian Jackson	Vice President	None
Elizabeth Johnson	Vice President	None
Steve Jones	Vice President	None
Sean Kelly	Senior Vice President	None

William Kennedy	Vice President	None
Joseph Kosciuszek	Vice President	None
Kathleen Krivelow	Vice President	None
David Lefcourt	Vice President	None
Andrew Leimenstoll	Vice President	None
Paul Leonardo	Vice President	None
Lauren Loehning	Vice President	None
John Loy	Vice President	None
Coleen Lynch	Vice President	None
John Macejka	Vice President	None
Christopher Marek	Vice President	None
Frederick S. Marius	Vice President, Secretary, Clerk and Chief Legal Officer	None
Geoff Marshall	Vice President	None
Christopher Mason	Vice President	None
Judy Snow May	Vice President	None
Daniel J. McCarthy	Vice President	None
Don McCaughey	Vice President	None
Andy McClelland	Vice President	None
Dave McDonald	Vice President	None
Tim McEwen	Vice President	None
Shannon McHugh-Price	Vice President	None
David Michaud	Vice President	None
Mark Milan	Vice President	None
John Moninger	Senior Vice President	None
Matthew Navins	Vice President	None
Mark D. Nelson	Vice President	None
Scott Nelson	Vice President	None
Tyler Neenan	Vice President	None
Linda D. Newkirk	Vice President	None
Paul Nicely	Vice President	None
Andrew Ogren	Vice President	None
David Oliveri	Vice President	None
Philip Pace	Vice President	None
Greg Piaseckyj	Vice President	None
Steve Pietricola	Vice President	None
John Pumphrey	Vice President	None
James Putman	Vice President	None
Henry Rehberg	Vice President	None

Christopher Remington	Vice President	None
David Richman	Vice President	None
Christopher Rohan	Vice President	None
Kevin Rookey	Vice President	None
Scott Ruddick	Senior Vice President	None
John Santoro	Vice President	None
Rocco Scanniello	Vice President	None
Michael Shea	Vice President	None
Alan Simeon	Vice President	None
Randy Skarda	Vice President	None
Jamie Smoller	Vice President	None
David Stokkink	Vice President	None
Ralph Studley	Vice President	None
Elaine Sullivan	Vice President	None
Frank Sweeney	Vice President	None
Gigi Szekely	Vice President and Chief Compliance Officer	None
Brian Taranto	Vice President and Chief Administrative Officer	None
Stefan Thielen	Vice President	None
John M. Trotsky	Vice President	None
Geoffrey Underwood	Vice President	None
Randolph Verzillo	Vice President	None
Greg Walsh	Vice President	None
Stan Weiland	Vice President	None
Collin Weir	Vice President	None
Greg Whitehead	Vice President	None
Steve Widder	Vice President	None
Matthew J. Witkos	President, Chief Executive Officer and Director	None
John Young	Vice President	None
Trey Young	Vice President	None
Gregor Yuska	Vice President	None
David Zigas	Vice President	None

* Address is Two International Place, Boston, MA 02110

(c)	Not applicable

Item 33.    Location of Accounts and Records

All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant’s custodian, State Street Bank and Trust Company, 200 Clarendon Street, 16th Floor, Mail Code ADM27, Boston, MA 02116, and its transfer agent, BNY Mellon Investment Servicing (US) Inc., 4400 Computer Drive, Westborough, MA 01581-5120, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of the administrator and investment adviser or sub-adviser.  Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management and Boston Management and Research, both located at Two International Place, Boston, MA 02110, Lloyd George Management (Hong Kong) Limited located at Suite 3808, One Exchange Square, Central, Hong Kong, OrbiMed Advisors LLC located at 601 Lexington Avenue, 54th Floor, New York, NY 10022, Atlanta Capital Management Company, LLC located at 1075 Peachtree Street NE, Suite 2100, Atlanta, GA 30309, Richard Bernstein Advisors LLC located at Tower 45, 120 West 45th Street, 19th Floor, New York, NY 10036, Eagle Global Advisors, L.L.C. located at 5847 San Felipe, Suite 930, Houston, TX 77057, AGF Investments America Inc. located at 66 Wellington Street, W, 33rd Floor, Toronto, Canada M5K 1E9 and Hexavest Inc. located at 1250 Rene-Levesque West, Suite 4200, Montreal, Province, Quebec, H3B 4W8.

Item 34.    Management Services

Not applicable

Item 35.    Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on March 19, 2013.

EATON VANCE GROWTH TRUST
By:	/s/ Duncan W. Richardson
Duncan W. Richardson, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on March 19, 2013.

Signature	Title

/s/ Duncan W. Richardson	President (Chief Executive Officer)
Duncan W. Richardson

/s/ James F. Kirchner	Treasurer (Principal Financial and Accounting Officer)
James F. Kirchner

Signature	Title	Signature	Title

Scott E. Eston*	Trustee	Ronald A. Pearlman*	Trustee
Scott E. Eston		Ronald A. Pearlman

Benjamin C. Esty*	Trustee	Helen Frame Peters*	Trustee
Benjamin C. Esty		Helen Frame Peters

Thomas E. Faust Jr.*	Trustee	Lynn A. Stout*	Trustee
Thomas E. Faust Jr.		Lynn A. Stout

Allen R. Freedman*	Trustee	Harriett Tee Taggart*	Trustee
Allen R. Freedman		Harriett Tee Taggart

William H. Park*	Trustee	Ralph F. Verni*	Trustee
William H. Park		Ralph F. Verni

*By:	/s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

EXHIBIT INDEX

The following exhibits are filed as part of this amendment to the Registration Statement pursuant to Rule 483 of Regulation C.

Exhibit No.	Description

(e)	(1)	(b)	Amended Schedule B dated March 19, 2013 to the Amended and Restated Distribution Agreement between Eaton Vance Growth Trust and Eaton Vance Distributors, Inc.
(h)	(4)	(b)	Amended Schedule A dated March 19, 2013 to the Expense Waivers/Reimbursements Agreement dated October 31, 2012
(i)	(2)		Consent of Internal Counsel dated March 19, 2013
(j)			Consent of Independent Registered Public Accounting Firm for Eaton Vance Atlanta Capital Select Equity Fund dated March 19, 2013
(m)	(5)	(b)	Amended Schedule A to Eaton Vance Growth Trust Class C Distribution Plan effective March 19, 2013
(n)	(2)		Schedule A dated March 19, 2013 to Amended and Restated Multiple Class Plan dated March 1, 2013
(p)	(3)		Code of Ethics adopted by OrbiMed Advisors LLC effective January 1, 2013
(q)

Power of Attorney for Eaton Vance Growth Trust and Asian Small Companies Portfolio, Focused Growth Portfolio, Greater China Growth Portfolio, Multi-Cap Growth Portfolio, SMID-Cap Portfolio and Worldwide Health Sciences Portfolio dated March 1, 2013